Long-term debt (Details) (USD $) In Millions, unless otherwise specified																			1 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Notes-1.375% due 2014	Dec. 31, 2011 Notes-5.700% due 2016	Dec. 31, 2011 Notes-3.900% due 2021	Dec. 31, 2011 Notes-5.200% due 2041	Dec. 31, 2011 Debentures-6.625% due 2028	Dec. 31, 2011 Debentures-7.300% due 2031	Dec. 31, 2011 Debentures-5.300% due 2035	Dec. 31, 2011 Debentures-6.050% due 2036	Dec. 31, 2011 Debentures-6.950% due 2042	Dec. 31, 2011 Debentures-7.375% due 2097	Dec. 31, 2011 Machinery and Power Systems	Dec. 31, 2010 Machinery and Power Systems	Dec. 31, 2009 Machinery and Power Systems	Dec. 31, 2011 Machinery and Power Systems Notes-6.550% due 2011	Dec. 31, 2009 Machinery and Power Systems Notes-6.550% due 2011	May 31, 2011 Machinery and Power Systems	Dec. 31, 2011 Machinery and Power Systems	Dec. 31, 2011 Machinery and Power Systems Notes-1.375% due 2014	Dec. 31, 2011 Machinery and Power Systems Notes-5.700% due 2016	Dec. 31, 2010 Machinery and Power Systems Notes-5.700% due 2016	Dec. 31, 2009 Machinery and Power Systems Notes-5.700% due 2016	Dec. 31, 2011 Machinery and Power Systems Notes-3.900% due 2021	Dec. 31, 2011 Machinery and Power Systems Notes-5.200% due 2041	Dec. 31, 2011 Machinery and Power Systems Debentures-9.375% due 2011	Dec. 31, 2009 Machinery and Power Systems Debentures-9.375% due 2011	Dec. 31, 2011 Machinery and Power Systems Debentures-7.000% due 2013	Dec. 31, 2010 Machinery and Power Systems Debentures-7.000% due 2013	Dec. 31, 2009 Machinery and Power Systems Debentures-7.000% due 2013	Dec. 31, 2011 Machinery and Power Systems Debentures-7.900% due 2018	Dec. 31, 2010 Machinery and Power Systems Debentures-7.900% due 2018	Dec. 31, 2009 Machinery and Power Systems Debentures-7.900% due 2018	Dec. 31, 2011 Machinery and Power Systems Debentures-9.375% due 2021	Dec. 31, 2010 Machinery and Power Systems Debentures-9.375% due 2021	Dec. 31, 2009 Machinery and Power Systems Debentures-9.375% due 2021	Dec. 31, 2011 Machinery and Power Systems Debentures-8.000% due 2023	Dec. 31, 2010 Machinery and Power Systems Debentures-8.000% due 2023	Dec. 31, 2009 Machinery and Power Systems Debentures-8.000% due 2023	Dec. 31, 2011 Machinery and Power Systems Debentures-6.625% due 2028	Dec. 31, 2010 Machinery and Power Systems Debentures-6.625% due 2028	Dec. 31, 2009 Machinery and Power Systems Debentures-6.625% due 2028	Dec. 31, 2011 Machinery and Power Systems Debentures-7.300% due 2031	Dec. 31, 2010 Machinery and Power Systems Debentures-7.300% due 2031	Dec. 31, 2009 Machinery and Power Systems Debentures-7.300% due 2031	Dec. 31, 2011 Machinery and Power Systems Debentures-5.300% due 2035	Dec. 31, 2010 Machinery and Power Systems Debentures-5.300% due 2035	Dec. 31, 2009 Machinery and Power Systems Debentures-5.300% due 2035	Dec. 31, 2011 Machinery and Power Systems Debentures-6.050% due 2036	Dec. 31, 2010 Machinery and Power Systems Debentures-6.050% due 2036	Dec. 31, 2009 Machinery and Power Systems Debentures-6.050% due 2036	Dec. 31, 2011 Machinery and Power Systems Debentures-8.250% due 2038	Dec. 31, 2010 Machinery and Power Systems Debentures-8.250% due 2038	Dec. 31, 2009 Machinery and Power Systems Debentures-8.250% due 2038	Dec. 31, 2011 Machinery and Power Systems Debentures-6.950% due 2042	Dec. 31, 2010 Machinery and Power Systems Debentures-6.950% due 2042	Dec. 31, 2009 Machinery and Power Systems Debentures-6.950% due 2042	Dec. 31, 2011 Machinery and Power Systems Debentures-7.375% due 2097	Dec. 31, 2010 Machinery and Power Systems Debentures-7.375% due 2097	Dec. 31, 2009 Machinery and Power Systems Debentures-7.375% due 2097	Dec. 31, 2011 Machinery and Power Systems Capital lease obligations	Dec. 31, 2010 Machinery and Power Systems Capital lease obligations	Dec. 31, 2009 Machinery and Power Systems Capital lease obligations	Dec. 31, 2011 Financial Products	Dec. 31, 2010 Financial Products	Dec. 31, 2009 Financial Products
Funds for Acquisition
Total Machinery and Power Systems	$ 8,415	$ 4,505	$ 5,652
Notes																		251		750	750	510	512	515	1,245	1,247
Debentures																												123	350	350	350	899	899	899	120	120	120	82	82	82	299	299	299	349	349	349	206	205	204	748	748	748	248	248	248	250	249	249	297	297	297
Debt instrument, interest rate (as a percent)																	6.55%				1.375%	5.70%			3.90%	5.20%	9.375%		7.00%			7.90%			9.375%			8.00%			6.625%			7.30%			5.30%			6.05%			8.25%			6.95%			7.375%
Additional average spread over LIBOR (as a percent)																				0.17%
Basis for variable interest rate																			Three-month USD LIBOR
Capital lease obligations																																																														46	81	211
Commercial paper																																																																			71
Medium-term notes																																																																	15,701	14,993	15,363
Other														19	66	707																																																	828	939	761
Total Financial Products	16,529	15,932	16,195
Total long-term debt due after one year	24,944	20,437	21,847
Debentures, face value																																															$ 307
Debentures' effective yield to maturity (as a percent)																																															8.56%
Percentage of the redemption price to the principal amount of debentures to be redeemed				100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%